Note Transfers of financial assets and servicing assets (Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Securitization Financial Asset For Which Transfer Is Accounted As Sale Line Items
Servicing rights on whole loan sales, principal balance	$ 57,000	$ 49,000
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	$ 800	$ 1,700
Weighted average mortgage servicing fees	30.00%	28.00%
Mortgage loans related to buy-back option program	$ 26,663,713	$ 24,423,427
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Liabilities Incurred	$ 0	0
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transfer or Servicing Assets Or Liabilities Description Of Objectives Methodology And Limitations	The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Loans with Recourse
Securitization Financial Asset For Which Transfer Is Accounted As Sale Line Items
Loans serviced	$ 1,300,000	1,500,000
Buy back option program
Securitization Financial Asset For Which Transfer Is Accounted As Sale Line Items
Mortgage loans related to buy-back option program	134,000	840,000
Repurchased Loans	321,000	160,000
Residential Mortgage
Securitization Financial Asset For Which Transfer Is Accounted As Sale Line Items
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	8,900	15,200
Serviced Mortgage Loans
Securitization Financial Asset For Which Transfer Is Accounted As Sale Line Items
Loans serviced	15,700,000	16,100,000
Serviced Mortgage Loans | Loans with Recourse
Securitization Financial Asset For Which Transfer Is Accounted As Sale Line Items
Repurchased Loans	$ 27,000	$ 29,000